Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ (5,240,911)	$ (2,585,692)
Derivative, notional amount	$ 81,072,250	111,789,084
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Sep. 30, 2015
Termination Date	Sep. 30, 2020
Fixed Rate (Company Pays)	2.60%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)		(37,567)
Derivative, notional amount		6,816,917
Swap 2
Derivatives, Fair Value [Line Items]
Effective Date	Sep. 30, 2015
Termination Date	Sep. 30, 2020
Fixed Rate (Company Pays)	1.69%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)		4,938
Derivative, notional amount		6,816,917
Swap 3
Derivatives, Fair Value [Line Items]
Effective Date	Oct. 02, 2015
Termination Date	Oct. 02, 2020
Fixed Rate (Company Pays)	1.54%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)		25,443
Derivative, notional amount		8,600,000
Swap 4
Derivatives, Fair Value [Line Items]
Effective Date	Nov. 04, 2015
Termination Date	Aug. 04, 2021
Fixed Rate (Company Pays)	1.52%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (69,821)	22,838
Derivative, notional amount	$ 7,109,375	7,921,875
Swap 5
Derivatives, Fair Value [Line Items]
Effective Date	Dec. 03, 2015
Termination Date	Sep. 03, 2021
Fixed Rate (Company Pays)	1.55%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (71,626)	16,906
Derivative, notional amount	$ 7,109,375	7,921,875
Swap 6
Derivatives, Fair Value [Line Items]
Effective Date	Aug. 16, 2017
Termination Date	May 16, 2025
Fixed Rate (Company Pays)	2.12%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (857,234)	(249,020)
Derivative, notional amount	$ 12,695,750	13,711,250
Swap 7
Derivatives, Fair Value [Line Items]
Effective Date	Mar. 12, 2018
Termination Date	Dec. 11, 2022
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (598,572)	(419,160)
Derivative, notional amount	$ 14,010,000	16,765,000
Swap 8
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (2,682,391)	(1,369,934)
Derivative, notional amount	$ 27,452,000	29,524,000
Swap 9
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 16, 2019
Termination Date	Feb. 16, 2024
Fixed Rate (Company Pays)	2.89%
Floating Rate(Company Receives)	3 month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ (961,267)	(580,136)
Derivative, notional amount	$ 12,695,750	$ 13,711,250